UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________ to ______________

Date of Report (Date of earliest event reported)  _______________

Commission File Number of securitizer:  _____________________

Central Index Key Number of securitizer:  ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

American Credit Acceptance Receivables Trust 2016-3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor:	0001541777
Central Index Key Number of issuing entity (if applicable):	0001679160
Central Index Key Number of underwriter (if applicable):	Not applicable

Brooks Barnette, American Credit Acceptance Receivables LLC, (864) 256-2528
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

American Credit Acceptance, LLC (Sponsor)

By:	/s/ Timothy MacPhail
	Name:	Timothy MacPhail
	Title:	Chief Financial Officer

Date: July 12, 2016

EXHIBIT INDEX
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 11, 2016.